Summary of Fair Values of Non-Trading Derivative Instruments Categorized by Hedging Relationships (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	$ 103,873	$ 54,427
Derivative financial liabilities	91,133	57,122
Derivatives held or issued for non-trading purposes [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	12,188	6,377
Derivative financial liabilities	10,851	6,477
Derivatives held or issued for non-trading purposes [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	4,132	2,041
Derivative financial liabilities	6,080	1,467
Derivatives held or issued for non-trading purposes [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	6,890	2,718
Derivative financial liabilities	3,532	3,080
Derivatives held or issued for non-trading purposes [member] | Credit Derivative Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	3	2
Derivative financial liabilities	78	138
Derivatives held or issued for non-trading purposes [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,163	1,616
Derivative financial liabilities	1,161	1,792
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Fair value hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,676	548
Derivative financial liabilities	1,092	346
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Fair value hedges [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,676	548
Derivative financial liabilities	1,092	346
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	6,917	3,706
Derivative financial liabilities	6,098	3,100
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	(95)	148
Derivative financial liabilities	2,572	213
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	6,310	2,631
Derivative financial liabilities	3,482	2,887
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	702	927
Derivative financial liabilities	44
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	3,595	2,123
Derivative financial liabilities	3,661	3,031
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	2,551	1,345
Derivative financial liabilities	2,416	908
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	580	87
Derivative financial liabilities	50	193
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Credit Derivative Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	3	2
Derivative financial liabilities	78	138
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	461	689
Derivative financial liabilities	$ 1,117	$ 1,792